December 23, 2008

VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

      RE:   JAMES ADVANTAGE FUNDS - FILE NOS. 333-37277 AND 811-08411
            ---------------------------------------------------------

Ladies and Gentlemen:

      James Advantage Funds (the "Trust") hereby submits Post-Effective Amendment No. 18 to the Trust's Registration Statement on Form N-1A (the "Amendment"). The Amendment is being filed pursuant to Rule 485(a)(1) promulgated under the Securities Act of 1933. The main purpose of the filing is to register the new Institutional Class of shares of the James Balanced: Golden Rainbow Fund (the "Fund").

      On behalf of the Trust, we hereby request selective review of the Amendment. The Prospectus and Statement of Additional Information ("SAI") of the new Institutional Class shares are substantially similar to the prospectus and SAI of the Fund's current Prospectus and SAI, previously reviewed by the Commission's staff, except as noted herein. The following sections of the Prospectus are materially different than the Fund's current prospectus: Fee Table (including the Expense Example) under the Risk/Return Summary, How To Purchase Shares, How To Redeem Shares, Market Timing Policy, Calculation of Share Price and Financial Highlights. The following sections of the SAI are materially different than the Fund's current SAI: Description of the Trust, Shares of the Fund, Determination of Share Price and Distribution Plan. All changes were made to differentiate the new Institutional Class shares from the existing class, now named the Retail Class shares.

      If you have any comments or questions, please contact Donald S. Mendelsohn at (513) 352-6546.

                                              Very truly yours,

                                              /s/Thompson Hine LLP

                                              Thompson Hine LLP